Schedule of Realized and Unrealized Gain (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gain from commodity contracts	$ 239,452	$ 1,594,504